Trade accounts and other receivables from unrelated parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 3,409,061	€ 3,153,045
Other receivables	€ 113,841	86,230
Collection period for trade accounts receivable from unrelated parties	1 year
Trade accounts receivable included in other non-current assets	€ 148,545	126,883
Finance lease receivables due period	5 years
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 292,323	263,029
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	3,572,990	3,295,417
thereof finance lease receivables	64,224	56,484
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	423,113	376,459
Allowances/Expected credit losses
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	(163,929)	(142,372)
Allowances/Expected credit losses | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ (130,790)	€ (113,430)